UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					Form 13F

				FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      December 31, 2010

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

THE BANK OF TOKYO-MITSUBISHI UFJ, LTD. (BTMU) IS THE PARENT COMPANY OF A NUMBER OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. BTMU ITSELF DOES NOT DIRECTLY EXERCISE
INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. TO THE EXTENT THAT BTMU'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F WITH RESPECT TO SUCH ACCOUNTS IS INCLUDED IN THE REPORT SEPARATELY FILED BY EACH OF THE OPERATING SUBSIDIARIES THAT ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Institutional Investment Manager Filing this Report:

Name:		The Bank of Tokyo-Mitsubishi UFJ,Ltd.
Address:	7-1, Marunouchi 2-chome
		Chiyoda-ku, Tokyo 100-8388
		Japan

Form 13F File Number:  28-05836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas Greene
Title:	V.P. Manager
Phone:	212-782-4518

Signature, Place, and Date of Signing:


Thomas Greene		New York, N.Y.		February 4,2011
[Signature]		[City,State]		[Date]

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager
	are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)


[X]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	28-04665		UnionBanCal Corporation




				FORM 13F SUMMARY PAGE


Report Summary:
	Number of Other Included Managers:	   0
	Form 13F Information Table Entry Total:	   7
	Form 13F Information Table Value Total:	  $774,631
	  					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.